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                             Keystone Institutional
                              Small Capitalization
                                  Growth Fund

                                 Annual Report
                                 June 30, 1996


                          [KEYSTONE INVESTMENTS LOGO]


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Keystone Institutional Trust
Keystone Institutional Small Capitalization Growth Fund
SCHEDULE OF INVESTMENTS -- June 30, 1996
                                              Number        Market
                                              of Shares     Value
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COMMON STOCKS (97.9%)
Automotive (3.5%)
Discount Auto Parts, Inc. (a)                 1,900        $48,212
Tower Automotive, Inc. (a)                    1,500         36,844
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                                                            85,056
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Advertising (2.4%)
Desktop Data, Inc. (a)                        1,800         58,950
Amusements (3.1%)
Carmike Cinemas, Inc. (a)                       900         24,300
Studio Plus America, Inc. (a)                 1,600         52,400
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                                                            76,700
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Building Materials (2.7%)
Champion Enterprises, Inc. (a)                1,600         33,400
Oakwood Homes Corp.                           1,600         33,000
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                                                            66,400
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Business Services (15.3%)
Equity Corporation International (a)          1,300         34,937
G&K Services, Class A                         1,700         48,025
Metromail Corp New (a)                        2,700         60,413
Molten Metal Technology, Inc. (a)             1,400         41,125
Natural Microsystems Corp. (a)                1,700         60,138
Newpark Resources, Inc. (a)                   1,300         47,775
U.S. Filter Corp. (a)                         1,500         52,125
Vitalcom, Inc. (a)                            1,700         29,325
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                                                           373,863
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Capital Goods (3.7%)
AGCO Corp.                                    2,000         55,500
Cognex Corp. (a)                              2,100         34,256
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                                                            89,756
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Chemicals (1.7%)
Applied Extrusion Technologies (a)            1,650         20,831
OM Group, Inc.                                  560         21,910
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                                                            42,741
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Consumer Goods (9.8%)
Aptar Group, Inc.                             1,000         30,250
Blyth Industries, Inc. (a)                    1,600         72,600
DeVry, Inc. Del (a)                           1,700         76,500
USA Detergents, Inc. (a)                      1,500         59,813
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                                                           239,163
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Drugs (4.3%)
Amylin Pharmaceuticals, Inc. (a)              1,900         20,306
Cytotherapeutics, Inc. (a)                    1,700         18,912
Gilead Sciences, Inc. (a)                     1,000         25,125
Magainin Pharmaceutical, Inc. (a)             2,200         22,963
Neurogen Corp. (a)                              700         17,850
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                                                           105,156
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Electronics Products (2.2%)
Merix Corp. (a)                               1,000         19,875
Microchip Technology, Inc. (a)                1,400         35,000
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                                                            54,875
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Finance (7.7%)
BISYS Group, Inc. (a)                         1,500         56,343
Investors Financial Services Corp.            2,400         55,350
Strattec Securities Corp. (a)                 1,500         26,531
TCF Financial Corp.                           1,500         49,875
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                                                           188,099
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Health Care Service (4.1%)
Conceptus, Inc. (a)                           1,100         18,425
PhyMatrix Corp. (a)                           1,200         27,750
Thermo Cardiosystems, Inc. (a)                1,200         53,700
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                                                            99,875
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Insurance (2.6%)
HCC Insurance Holdings, Inc.                  2,250         50,625
Integon Corp.                                   700         14,088
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                                                            64,713
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Oil Services (4.5%)
Falcon Drilling, Inc. (a)                     2,500         67,656
Nuevo Energy Co. (a)                          1,300         41,925
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                                                           109,581
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Restaurants (2.4%)
Apple South, Inc.                             2,200         58,850
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Software Services (13.2%)
BDM International, Inc. (a)                   1,000         46,500
Epic Design Technology, Inc. (a)              1,400         36,050
Geoworks, Inc. (a)                            2,100         73,500
INSO Corp. (a)                                  900         46,462
National Instruments Corp. (a)                1,200         26,700
Peak Technologies Group, Inc. (a)             2,000         46,500
Raptor Systems, Inc. (a)                      1,800         47,475
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                                                           323,187
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Telecommunications (6.6%)
CIDCO Group, Inc. (a)                         1,500         52,875
Heartland Wireless Communications, Inc. (a)   2,000         48,000
Winstar Communications, Inc. (a)              2,400         59,700
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                                                           160,575
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Textiles (2.9%)
Authentic Fitness Corp.                       1,600         29,800
St. John Knits, Inc.                            900         40,163
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                                                            69,963
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Transportation (5.2%)
Railtex, Inc. (a)                             1,900         48,450
Skywest Inc.                                  2,300         42,550
Swift Transportation Co., Inc. (a)            1,900         36,338
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                                                           127,338
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TOTAL COMMON STOCKS (Cost - $2,078,549)                  2,394,841
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                                    Page 11

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                                                            Maturity
                                                             Value
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SHORT-TERM INVESTMENTS (1.4%)
Investments in repurchase agreements, in a joint trading
account, purchased 6/28/96, 5.55%, maturing 7/01/96(b)      $34,016     $34,000
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TOTAL SHORT-TERM INVESTMENTS (Cost - $34,000)                            34,000
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TOTAL INVESTMENTS (Cost - $2,112,549)                                 2,428,841
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OTHER ASSETS AND LIABILITIES -- NET (0.7%)                               17,060
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NET ASSETS (100%)                                                    $2,445,901
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(a) Non-income-producing security.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at June 30, 1996.

(c) The Cost of investments for federal income tax purposes amounted to $2,119,862. Gross unrealized appreciation and depreciation on investments, based on identified tax cost, at June 30, 1996, are as follows:


Gross unrealized appreciation           $413,300
Gross unrealized depreciation           (104,321)
                                        --------
Net unrealized appreciation             $308,979
                                        ========


See Notes to Financial Statements.



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Keystone Institutional Trust
Keystone Institutional Small Capitalization Growth Fund


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)


                                           Period from December 28, 1995
                                           (Commencement of Operations)
                                           to  June 30, 1996
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Net asset value beginning of period              $10.00
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Income from investment operations
Net investment loss                              (0.03)
Net realized and unrealized gain                  1.68
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     Total from investment operations             1.65
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Net asset value end of period                   $11.65
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Total return                                     16.50%
Ratios/supplemental data
Ratios to average net assets:
     Total expenses                               1.00%(a)(b)
     Net investment loss                         (0.45%)  (a)
     Portfolio turnover rate                        57
     Average commission rate paid              $0.0847
Net assets end of period (thousands)            $2,446
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(a)  Annualized for the period from December 28, 1995 (Commencement of
     Operations) to June 30, 1996.

(b) Figures are net of expense reimbursement by Keystone in connection with voluntary expense limitations. Before the expense reimbursement, the "Ratio of expenses to average net assets" would have been 2.81%.



See Notes to Financial Statements.

                                    Page 13
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Keystone Institutional Trust
Keystone Institutional Small Capitalization Growth Fund


STATEMENT OF ASSETS AND LIABILITIES
June 30, 1996
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Assets (Note 1)
          Investments at market value (identified cost - $2,112,549) $2,428,841
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          Cash                                                              332
          Receivable for:
            Expense Reimbursement Receivable                             21,451
            Interest and dividends                                           81
          Deferred organization cost                                     17,754
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            Total assets                                              2,468,459
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Liabilities (Note 4)
          Payable for:
             Accrued expense                                             17,647
             Accrued organization cost                                    4,911
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            Total liabilities                                            22,558
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Net assets                                                           $2,445,901
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Net assets represented by (Notes 1 and 2)
          Paid-in capital                                            $2,100,000
          Accumulated net investment income                              36,922
          Accumulated net realized loss on investments                   (7,313)
          Net unrealized appreciation on investments                    316,292
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            Total net assets applicable to outstanding shares
            of beneficial interest at 6/30/96 ($11.65 a share on
            210,000 shares outstanding)                              $2,445,901
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See Notes to Financial Statements.

                                    Page 14
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Keystone Institutional Trust
Keystone Institutional Small Capitalization Growth Fund


STATEMENT OF OPERATIONS
Period from December 28, 1995 (Commencement of Operations) to June 30, 1996
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Investment income  (Note 1)
             Dividends                                                   $1,943
             Interest                                                     4,577
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               Total income                                               6,520
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Expenses  (Notes 2 and 4)
             Management fee                             $ 9,209
             Custodian fee                                6,833
             Audit fee                                    4,995
             Transfer agent fee                           1,000
             Organization expense                         2,046
             Registration fees                            9,197
             Reimbursement from Investment Adviser      (21,451)
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               Total expenses                                            11,829
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             Net Investment loss                                         (5,309)
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Net realized and unrealized gain (loss) on investments
  (Notes 1 and 3)
             Realized gain on investments                                34,918
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             Net change in unrealized appreciation on investments       316,292
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             Net gain on investments                                    351,210
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             Net increase in net assets resulting from operations      $345,901
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See Notes to Financial Statements.

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Keystone Institutional Trust
Keystone Institutional Small Capitalization Growth Fund

STATEMENT OF CHANGES IN NET ASSETS



                                                  Period from December 28, 1995
                                                  (Commencement of Operations)
                                                  to June 30, 1996
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Operations:
   Net investment loss                                        ($5,309)
   Net realized gain on investments                            34,918
   Net change in unrealized appreciation                      316,292
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   Net increase in net assets resulting
      from operations                                         345,901
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Capital share transactions (Note 2)
   Proceeds from shares sold                                2,100,000
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      Total increase in net assets                          2,445,901
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Net assets:
   Beginning of period                                              0
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   End of period                                           $2,445,901
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See Notes to Financial Statements.

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Keystone Institutional Trust
Keystone Institutional Small Capitalization Growth Fund


NOTES TO FINANCIAL STATEMENTS


(1.)  Significant Accounting Policies
Keystone Institutional Trust, (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund was formed as a Massachusetts business trust under a Declaration of Trust dated November 30, 1995. The Fund currently issues one series of shares, Keystone Institutional Small Capitalization Growth Fund (the "Fund"). Keystone Investment Management Company ("Keystone") is the Fund's investment adviser. The Fund's objective is long-term growth of capital.

Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("KII"), a Delaware corporation. KII is a private corporation predominately owned by current and former members of management of Keystone and its affiliates. Keystone Investor Resource Center, Inc. ("KIRC"), a wholly-owned subsidiary of Keystone, is the Fund's transfer and dividend disbursing agent.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which requires management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial relative to the net assets of the Fund.

A. Investments are usually valued at the closing sales price, or, in the absence of sales and for over-the-counter securities, the mean of bid and asked quotations. Management values the following securities at prices it deems in good faith to be fair under the direction of the Fund's Board of Trustees: (1) securities (including restricted securities) for which complete quotations are not readily available and (2) listed securities if, in the opinion of management, the last sales price does not reflect a current value or if no sale occurred.

B. Short-term investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

                                    Page 17



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The Fund may enter into currency and other financial futures contracts as a hedge against changes in interest or currency exchange rates. A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security, financial instrument, or, in the case of a stock index, cash at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments (variation margin) are made or received by the Fund each day, as the value of the underlying instrument or index fluctuates, and are recorded for book purposes as unrealized gains or losses by the Fund. For federal tax purposes, any futures contracts that remain open at fiscal year-end are marked-to-market and the resultant net gain or loss is included in federal taxable income.

Investments denominated in a foreign currency are adjusted daily to reflect changes in exchange rates. Foreign currency amounts are translated into United States dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange, purchases and sales of investment, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains/losses are a component of unrealized appreciation/ depreciation of investments. In addition to market risk, the Fund is subject to the credit risk that the other party will not be able to complete the obligations of the contract.

C. Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

D. The Fund has qualified, and intends to qualify in the future, as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). Thus, the Fund is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders.
The Fund intends to avoid excise tax liability by making the required distributions under the Internal Revenue Code.

E. When the Fund enters into a repurchase agreement ( a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by the Fund plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities (collateral) to the Fund the value of which will be maintained at an amount not less than the repurchase price, and which generally will be maintained at 101% of the repurchase price. The Fund monitors the value of collateral on a daily basis. If the value of collateral falls below required levels, the Fund intends to seek additional collateral from the seller or terminate the repurchase agreement. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Any such loss would be increased by any cost incurred on disposing of such securities.

                                    Page 18



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If bankruptcy proceedings are commenced against the seller under the repurchase agreement, the realization on the collateral may be delayed or limited. Repurchase agreements entered into by the Fund will be limited to transactions with dealers or domestic banks believed to present minimal credit risks. The Fund will take constructive receipt of all securities underlying repurchase agreements until such agreements expire.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Keystone funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or Federal Agency obligations.

F. In connection with portfolio purchases and sales of securities denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts. Additionally, from time to time the Fund may enter into such contracts to hedge certain foreign currency assets. Contracts are recorded at market value and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

G. The Fund intends to distribute its net investment income and net capital gains, if any, annually. Distributions are determined in accordance with income tax regulations. Distributions from taxable net investment income and net capital gains can exceed book basis net income and net capital gains. The significant differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily due to net operating losses generated by the Fund.

H. Organization expenses are being amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares are redeemed by any holder thereof during the five-year amortization period, redemption proceed will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

(2.)  Capital Share Transactions
The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. For the fiscal period indicated, transactions in shares of the Fund were as follows:

                                                Period from December 28, 1995
                                                (Commencement of Operations) to
                                                June 30, 1996
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Sales                                                                   210,000
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Net increase                                                            210,000
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                                    Page 19

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(3.)  Securities Transactions
Cost of purchases and proceeds from sales of investment securities excluding short-term securities during the period ended June 30, 1996 were $3,361,668 and $1,318,037, respectively.

(4.) Investment Management and Transactions With Affiliates
Under the terms of the Investment Management Agreement between Keystone and the Fund, Keystone provides investment management and administrative services to the Fund. In return, Keystone is paid a management fee that is computed and paid daily. The management fee is calculated by applying percentage rates to the aggregate net asset value of the Fund's shares as follows: 0.80% of the first $100,000,000 plus 0.75% of the next $150,000,000, plus 0.65% of amounts over
$250,000,000.

During the period ended June 30, 1996, the Fund paid or accrued to Keystone investment management and administrative service fees of $9,209, which represented 0.80% of the Fund's average daily net asset value during the period.

During the period ended June 30, 1996, the Fund paid or accrued $1,000 to KIRC for transfer agent fees.

Keystone has agreed to reimburse the Fund annually for certain operating expenses incurred by the Fund in excess of the applicable state expense limit. However, Keystone is not required to make such reimbursement to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

Keystone has voluntarily agreed to limit the expenses of the Fund to 1.0% annually of average net assets through December 31, 1996. In connection with the voluntary expense limitation Keystone reimbursed the Fund $21,451. Keystone does not intend to seek repayment of this amount.

Certain officers and/or Directors of Keystone are also officers and/or Trustees of the Fund. Officers of Keystone and affiliated Trustees receive no compensation directly from the Fund. Currently, the Independent Trustees of the Fund receive no compensation for their services.










                                    Page 20
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INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders

Keystone Institutional Trust
Keystone Institutional Small Capitalization Growth Fund

We have audited the accompanying statement of assets and liabilities of Keystone Institutional Small Capitalization Growth Fund, a series of Keystone Institutional Trust, including the schedule of investments, as of June 30, 1996, and the related statements of operations, changes in net assets and the financial highlights for the period from December 28, 1995 (Commencement of Operations) to June 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Institutional Small Capitalization Growth Fund, a series of Keystone Institutional Trust, as of June 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period from December 28, 1995 to June 30, 1996 in conformity with generally accepted accounting principles.






                                        KPMG Peat Marwick LLP



Boston, Massachusetts
July 26, 1996